REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in Contract Balances [Roll Forward]
Contract assets - beginning balance	$ 2,155	$ 2,013
Contract assets - ending balance	2,403	2,155
Change in contract assets—increase (decrease)	248	142
Contract liabilities - beginning balance	(4,120)	(4,214)
Contract liabilities - ending balance	(3,839)	(4,120)
Change in contract liabilities—decrease (increase)	281	94
Net change	529	236
Contract liability, revenue recognized	1,964	2,101
Unbilled balances	2,424	2,102
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Change in Contract Balances [Roll Forward]
Disposal group, including discontinued operation, contract assets	68
Disposal group, including discontinued operation, contract liabilities	$ 379
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Change in Contract Balances [Roll Forward]
Disposal group, including discontinued operation, contract assets		3
Disposal group, including discontinued operation, contract liabilities		$ 21